RELATED PARTIES	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
RELATED PARTIES

12 – RELATED PARTIES

Balances and main transactions with related parties are detailed as follows:

 12.1        Accounts receivable:

					12.31.2019		12.31.2018
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	6,589,539	—	4,344,082	—
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	14,839	283,118	2,175,934	74,340
Foreign	Coca Cola de Argentina	Director related	Argentina	ARS	1,203,389	—	1,684,357	—
Foreign	UBI 3 (AdeS)	Shareholder related	Argentina	ARS	—	—	455,823	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	428,802	—	371,712	—
96.517.210-2	Embotelladora Iquique S.A.	Shareholder related	Chile	CLP	278,176	—	228,387	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	217,510	—	161,460	—
96.919.980-7	Cervecería Austral S.A.	Director related	Chile	USD	45,644	—	26,557	—
77.755.610-K	Comercial Patagona Ltda.	Director related	Chile	CLP	3,872	—	1,951	—
78.826.410-9	Guallarauco	Associate	Chile	CLP	2,003,203	—	—	—
76.140.057-6	Monster	Associate	Chile	CLP	50,794	—	—	—
Total					10,835,768	283,118	9,450,263	74,340

12.2     Accounts payable:

					12.31.2019		12.31.2018
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					M$	M$	M$	M$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	20,555,135	—	21,286,933	—
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	BRL	14,888,934	19,777,812	8,681,099	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	6,359,797	—	5,702,194	—
Foreign	Ser. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	ARS	5,887,070	—	5,479,714	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	BRL	1,841,377	—	3,132,515	—
Foreign	Monster Energy Brasil Com de Bebidas Ltda.	Shareholder related	Brazil	BRL	827,300	—	664,565	—
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	1,247,961	—	649,046	—
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	CLP	25,202	—	139,468	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	275,565	—	92,325	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	929,986	—	—	—
Foreign	Verde Campo	Shareholder related	Brazil	BRL	765,521	—	—	—
Foreign	Coca-Cola Panama	Shareholder related	Panama	USD	7,739	—	—	—
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	BRL	26,014	—	—	—
Total					53,637,601	19,777,812	45,827,859	—

12.3        Transactions:

						Accumulated	Accumulated
Taxpayer ID	Company	Relationship	Country	Transaction Description	Currency	12.31.2019	12.31.2018
						ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Concentrate purchase	CLP	150,548,253	149,933,143
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of advertising services	CLP	4,369,500	3,508,010
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Water source lease	CLP	5,324,194	—
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Sale of raw materials and others	CLP	1,196,793	1,156,744
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of bottles	CLP	19,422,280	14,319,777
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	CLP	16,814,062	18,914,788
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of caps	CLP	281,174	107,859
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of services and others	CLP	6,425,579	1,593,798
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	CLP	521,466	4,096,502
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of containers /raw materials	CLP	6,132,091	3,981,631
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Sale of finished products	CLP	50,315,292	41,933,095
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Sale of services and others	CLP	268,526	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Minimum dividend	CLP	212,517	—
96.517.310-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Sale of finished products	CLP	3,208,559	2,570,315
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	Purchase of raw materials and materials	CLP	93,117	1,007,382
94.627.000-8	Parque Arauco S.A	Director related	Chile	Space lease	CLP	—	91,685
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Concentrate purchase	BRL	91,426,935	95,449,139
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Reimbursement and other purchases	BRL	5,977,419	7,641,736
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Concentrate purchase	ARS	97,321,567	98,947,407
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising participation	ARS	4,111,764	5,727,498
Foreign	KAIK Participações	Associate	Brazil	Reimbursement and other purchases	BRL	39,382	42,292
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	BRL	1,049,709	698,090
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	BRL	—	357,286
76.572.588-7	Coca Cola Del Valle New Ventures SA	Associate	Chile	Sale of services and others	CLP	3,959,962	1,391,110
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Payment of commissions and services	ARS	802,563	1,623,794
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Purchase of products	ARS	4,274,236	—
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	BRL	—	86,994
96.633.550-5	Sinea S.A.	Ownership held by an officer's uncle	Chile	Purchase of raw materials		—	581,508

12.4        Salaries and benefits received by key management

Salaries and benefits paid to the Company’s key management personnel including directors and managers are detailed as follows:

Description	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Executive wages, salaries and benefits	6,267,936	6,056,337	6,454,846
Director allowances	1,512,000	1,495,123	1,513,100
Benefit accrued in the last five years and paid during the fiscal year	305,674	242,907	334,477
Benefit for contract termination	54,819	51,534	—
Total	8,140,429	7,845,901	8,302,423